G. Fair Value of Financial Instruments (Details-Summary) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 22,006	$ 10,723
Restricted cash	775	503
Short term investments	7,970	1,034
Total assets	30,751	12,260
Liabilities:
Interest rate swap		11
Bank acceptance payable	2,347	1,521
Total liabilities	2,347	1,532
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	22,006	10,723
Restricted cash	775	503
Short term investments	7,970	0
Total assets	30,751	11,226
Liabilities:
Interest rate swap		0
Bank acceptance payable	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Short term investments	0	1,034
Total assets	0	1,034
Liabilities:
Interest rate swap		11
Bank acceptance payable	2,347	1,521
Total liabilities	2,347	1,532
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Short term investments	0	0
Total assets	0	0
Liabilities:
Interest rate swap		0
Bank acceptance payable	0	0
Total liabilities	$ 0	$ 0